Average Annual Total Returns		12 Months Ended	60 Months Ended	77 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
3-month Treasury Bill in Secondary Market Transactions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	3.37%	2.79%	[2]
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	3.25%	2.67%	[2]
Performance Inception Date				Jul. 17, 2019

[1]	Data provided by the Federal Reserve Bank of St. Louis.
[2]	The Fund’s Institutional Class Shares commenced operations on July 17, 2019.